Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Financial assets
Mandatorily measured at FVTPL	$ 1,037		$ 1,024
Hedging financial assets	0	$ 0	13
Financial assets at amortized cost (Note a)	82,091		81,523
Financial assets at FVOCI	4,412		3,491
Financial liabilities
Hedging financial liabilities	0		0
Measured at amortized cost (Note b)	$ 65,466		$ 67,451